Income Taxes (Details) - Schedule of Domestic and Foreign Components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of Domestic and Foreign Components [Line Items]
Total income tax provision	$ (5,367)	$ (9,808)	$ (23,875)
U.S [Member]
Income Taxes (Details) - Schedule of Domestic and Foreign Components [Line Items]
Total income tax provision
Foreign [Member]
Income Taxes (Details) - Schedule of Domestic and Foreign Components [Line Items]
Total income tax provision	$ (5,367)	$ (9,808)	$ (23,875)